Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net (loss) income	$ (458)	$ 520	$ (852)	$ 2,212
Items that may be reclassified to net (loss) income:
Foreign currency translation	87	(484)	186	(515)
Cash flow hedges	275	(35)	231	66
Equity accounted investments	18	20	4	73
Items that will not be reclassified to net (loss) income:
Securities - fair value through other comprehensive loss ("FVTOCI")	(2)	(19)	(15)	(20)
Remeasurement of defined benefit obligations	(2)	1	(2)	1
Revaluation surplus (deficit)	(2)	0	2	0
Other comprehensive (loss) income	374	(517)	406	(395)
Total comprehensive (loss) income	(84)	3	(446)	1,817
Limited partners
Net (loss) income	(191)	144	(274)	395
Other comprehensive income (loss)	97	(130)	109	(95)
Comprehensive income attributable to Limited partners	(94)	14	(165)	300
Redeemable/exchangeable and special limited partnership units
Net (loss) income	(339)	256	(488)	705
Other comprehensive income (loss)	174	(232)	195	(170)
Comprehensive (loss) income attributable to Redeemable/exchangeable and special limited partnership units	(165)	24	(293)	535
FV LTIP units of the Operating Partnership
Net (loss) income	(1)	0	(1)	2
Other comprehensive (loss)	0	(1)	0	(1)
Comprehensive (loss) income attributable to FV LTIP Units of the Operating Partnership	(1)	(1)	(1)	1
Interests of others in operating subsidiaries and properties
Net (loss) income	73	120	(89)	1,110
Other comprehensive income (loss)	103	(154)	102	(129)
Comprehensive (loss) income attributable to Interests of others in operating subsidiaries and properties	176	(34)	13	981
Total comprehensive (loss) income	$ (84)	$ 3	$ (446)	$ 1,817